8 Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FinancialInvestmentsLineItems [Line Items]
Financial investments	R$ 3,411,146	R$ 0
Banco BV [member]
FinancialInvestmentsLineItems [Line Items]
Financial investments	253,066
Banco Itau S/A [member]
FinancialInvestmentsLineItems [Line Items]
Financial investments	354,296
Banco Bradesco S/A [member]
FinancialInvestmentsLineItems [Line Items]
Financial investments	506,136
Banco BTG Pactual S/A [member]
FinancialInvestmentsLineItems [Line Items]
Financial investments	354,299
Banco do Brasil S/A [member]
FinancialInvestmentsLineItems [Line Items]
Financial investments	R$ 1,943,349